Business Combinations (Narrative) (Details) - USD ($)			6 Months Ended	12 Months Ended
	Apr. 14, 2022	Oct. 04, 2021	Dec. 31, 2022	Dec. 31, 2022
Business Acquisition [Line Items]
Total purchase consideration transferred				$ 9,865,000
Neura Acquisition [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired		100.00%
Number of shares acquisition issued		443,894
Total purchase consideration transferred		$ 46,800,000
Value of shares acquisition issued		33,800,000
Intangible assets		$ 10,000,000
Estimated useful lives		6 years
Transaction costs		$ 13,000,000
Floow Acquisition [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%
Number of shares acquisition issued	424,242
Total purchase consideration transferred	$ 31,400,000
Value of shares acquisition issued	10,700,000
Fair value	9,900,000
Transaction costs	10,800,000
Contingent consideration liability, earnout provision	$ 9,900
Maximum [Member] | Floow Acquisition [Member]
Business Acquisition [Line Items]
Number of shares acquisition issued	436,364		436,364
Total purchase consideration transferred	$ 12,000,000		$ 12,000,000